Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2021
Share plans
Schedules of employee numbers

	2021	2020	2019
Employees
UK	8,900	7,900	7,400
Rest of Europe	18,300	16,600	15,500
The Americas	18,800	17,300	16,600
Asia, Africa & Australasia	33,600	33,000	27,800
Continuing operations	79,600	74,800	67,300

Schedule of employee costs

	2021	2020	2019
	$m	$m	$m
Wages and salaries	7,633	6,273	5,648
Social security costs	886	726	658
Pension costs	564	435	491
Other employment costs	1,192	813	771
Total	10,275	8,247	7,568

AstraZeneca 2014 Performance Share Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	[1]	ADR Shares	WAFV	[1]
	ʼ000	pence		ʼ000	$
Outstanding at 1 January 2019	2,682	2295		6,963	15.65
Granted	1,018	3147		1,978	21.06
Forfeited	(350)	2317		(1,900)	16.80
Exercised	(491)	1983		(1,835)	14.17
Outstanding at 31 December 2019	2,859	2649		5,206	17.80
Granted	932	3702		1,767	24.02
Forfeited	(191)	3088		(478)	19.57
Cancelled	(3)	2234		–	–
Exercised	(552)	2426		(1,704)	15.43
Outstanding at 31 December 2020	3,045	2985		4,791	20.76
Granted	1,275	2485		2,082	17.18
Forfeited	(220)	3005		(494)	20.53
Cancelled	(9)	3653		–	–
Exercised	(632)	2332		(1,201)	17.40
Outstanding at 31 December 2021	3,459	2919		5,178	20.12

1	Weighted average fair value.

AstraZeneca Global Restricted Stock Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2019	1,001	4598	10,493	31.57
Granted	759	6313	3,885	42.06
Forfeited	(115)	5438	(1,199)	35.44
Cancelled	–	–	(1)	32.39
Exercised	(317)	4028	(3,408)	28.82
Outstanding at 31 December 2019	1,328	5640	9,770	36.22
Granted	689	7408	3,671	47.71
Forfeited	(113)	6204	(1,077)	41.08
Cancelled	–	7280	(9)	36.93
Exercised	(278)	4929	(3,180)	31.47
Outstanding at 31 December 2020	1,626	6471	9,175	41.89
Granted	902	6893	4,509	47.75
Forfeited	(158)	6865	(1,254)	45.77
Cancelled	(1)	7244	(8)	45.89
Exercised	(341)	4980	(2,881)	35.11
Outstanding at 31 December 2021	2,028	6879	9,541	46.19

AstraZeneca Restricted Share Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2019	92	4952	1,062	30.79
Granted	105	6894	176	43.91
Forfeited	(7)	5907	(141)	31.17
Cancelled	–	–	(2)	28.19
Exercised	(14)	5244	(446)	30.12
Outstanding at 31 December 2019	176	6051	649	34.70
Granted	80	7931	295	52.92
Forfeited	(6)	7168	(79)	39.26
Exercised	(89)	5166	(359)	31.05
Outstanding at 31 December 2020	161	7434	506	47.20
Granted	139	7415	481	53.96
Forfeited	(18)	7562	(42)	44.73
Exercised	(27)	7643	(182)	41.87
Outstanding at 31 December 2021	255	7393	763	52.88

Astrazeneca Extended Incentive Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2019	238	5239	65	38.46
Granted	44	7301	–	–
Outstanding at 31 December 2019	282	5563	65	38.46
Granted	18	8386	–	–
Outstanding at 31 December 2020	300	5730	65	38.46
Granted	–	–	175	56.83
Forfeited	(18)	8386	(45)	38.46
Outstanding at 31 December 2021	282	5563	195	54.92

Alexion employee share award plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2021	–	–	–	–
Granted	–	–	20,189	57.54
Forfeited	–	–	(838)	57.54
Exercised	–	–	(4,131)	57.54
Outstanding at 31 December 2021	–	–	15,220	57.54